FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Oct. 28, 2012
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements at October 28, 2012
		Quoted Prices in
	Fair Value at	Active Markets	Significant Other	Significant
(in thousands)	October 28, 2012	for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value:
Cash equivalents(1)	$483,441	$483,441	$–	$ –
Short-term marketable securities(2)	77,387	2,349	75,038	–
Other trading securities(3)	109,676	36,305	73,371	–
Commodity derivatives(4)	3,884	3,884	–	–
Total Assets at Fair Value	$674,388	$525,979	$148,409	$ –
Liabilities at Fair Value:
Deferred compensation(3)	$47,953	$16,866	$31,087	–
Total Liabilities at Fair Value	$47,953	$16,866	$31,087	$ –

	Fair Value Measurements at October 30, 2011
		Quoted Prices in
	Fair Value at	Active Markets	Significant Other	Significant
(in thousands)	October 30, 2011	for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value:
Cash equivalents(1)	$341,447	$341,447	$–	$–
Short-term marketable securities(2)	76,077	358	75,719	–
Other trading securities(3)	105,367	34,588	70,779	–
Commodity derivatives(4)	7,174	7,174	–	–
Total Assets at Fair Value	$530,065	$383,567	$146,498	$–
Liabilities at Fair Value:
Commodity derivatives(4)	$351	$–	$351	$–
Deferred compensation(3)	44,956	15,379	29,577	–
Total Liabilities at Fair Value	$45,307	$15,379	$29,928	$–

(1) The Company’s cash equivalents consist of money market funds rated AAA. As these investments have a maturity date of three months or less, the carrying value approximates fair value.

(2) The Company holds trading securities as part of a portfolio maintained to generate investment income and to provide cash for operations of the Company, if necessary. The portfolio is managed by a third party who is responsible for daily trading activities, and all assets within the portfolio are highly liquid. The cash, U.S. government securities, and highly rated money market funds held by the portfolio are classified as Level 1. The current investment portfolio also includes corporate bonds, international government securities, commercial paper, agency securities, mortgage-backed securities, and other asset-backed securities for which there is an active, quoted market. Market prices are obtained from a variety of industry standard providers, large financial institutions, and other third-party sources to calculate a representative daily market value, and therefore, these securities are classified as Level 2.

(3) The Company also holds trading securities as part of a rabbi trust to fund certain supplemental executive retirement plans and deferred income plans. The rabbi trust is included in other assets on the Consolidated Statements of Financial Position and is valued based on the underlying fair value of each fund held by the trust. A portion of the funds held related to the supplemental executive retirement plans have been invested in fixed income funds managed by a third party. The declared rate on these funds is set based on a formula using the yield of the general account investment portfolio that supports the fund, adjusted for expenses and other charges. The rate is guaranteed for one year at issue, and may be reset annually on the policy anniversary, subject to a guaranteed minimum rate. As the value is based on adjusted market rates, and the fixed rate is only reset on an annual basis, these funds are classified as Level 2. The remaining funds held are also managed by a third party, and include equity securities, money market accounts, bond funds, or other portfolios for which there is an active quoted market. Therefore these securities are classified as Level 1. The related deferred compensation liabilities are included in other long-term liabilities on the Consolidated Statements of Financial Position and are valued based on the underlying investment selections held in each participant’s account. Investment options generally mirror those funds held by the rabbi trust, for which there is an active quoted market. Therefore these investment balances are classified as Level 1. The Company also offers a fixed rate investment option to participants. The rate earned on these investments is adjusted annually based on a specified percentage of I.R.S. Applicable Federal Rates in effect and therefore these balances are classified as Level 2.

(4) The Company’s commodity derivatives represent futures contracts, option contracts, and swaps used in its hedging or other programs to offset price fluctuations associated with purchases of corn, soybean meal, and natural gas, and to minimize the price risk assumed when forward priced contracts are offered to the Company’s commodity suppliers. The Company’s futures and options contracts for corn and soybean meal are traded on the Chicago Board of Trade, while futures contracts for lean hogs are traded on the Chicago Mercantile Exchange. These are active markets with quoted prices available and therefore these contracts are classified as Level 1. The Company’s natural gas swaps are settled based on quoted prices from the New York Mercantile Exchange. As the swaps settle based on quoted market prices, but are not held directly with the exchange, the swaps are classified as Level 2. All derivatives are reviewed for potential credit risk and risk of nonperformance. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The net balance for each program is included in other current assets or accounts payable, as appropriate, in the Consolidated Statements of Financial Position. As of October 28, 2012, the Company has recognized the right to reclaim cash collateral of $27.5 million from, and the obligation to return cash collateral of $31.1 million to, various counterparties. As of October 30, 2011, the Company had recognized the right to reclaim cash collateral of $20.1 million from, and the obligation to return cash collateral of $71.8 million to, various counterparties.